SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 3 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The CFS and related notes of the Company were prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”). All adjustments necessary to present fairly in all material respects the financial position, results of operations and cash flows for all periods presented were made. Certain prior year balances have been reclassified to conform to current year’s presentation. These reclassifications had no effect on the reported results of operations.

Principles of consolidation

The CFS include the financial statements of the Company and its majority-owned subsidiaries. All significant intercompany transactions and balances were eliminated in consolidation. The CFS were prepared on a historical cost basis, except for financial assets and financial liabilities which were measured at fair value. The functional currency of the Company’s PRC subsidiaries are the Chinese Renminbi (“RMB”). The determination of functional currency is based on the criteria of Accounting Standard Codifications (“ASC”) as promulgated by the Financial Accounting Standards Board (“FASB”), ASC 830, Foreign Currency Matters (“ASC 830”). The Company uses U.S. dollars (“US$” or “USD”) as its reporting currency.

Non-controlling interests

Non-controlling interests (“NCI”) are recognized to reflect the portion of their equity that is not attributable, directly or indirectly, to the Company as the controlling shareholder. For the Company’s consolidated subsidiaries, non-controlling interests represent a minority shareholder’s 10% and 5% ownership interest in Yangzhou Bangshijie and Nanjing Bangshijie, respectively.

NCI are presented as a separate line item in the equity section of the Company’s consolidated balance sheets and were separately disclosed in the Company’s consolidated statements of operations and comprehensive income to distinguish the interests from that of the Company.

Use of estimates

In preparing the consolidated financial statements in conformity with US GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the dates of the consolidated financial statements, as well as the reported amounts of revenue and expenses during the reporting periods. Significant items subject to such estimates and assumptions include, but are not limited to, the assessment of the allowance for expected credit losses, valuation of inventories, useful lives of property and equipment and intangible assets, uncertain tax positions and realization of deferred tax assets. Actual results could differ from those estimates.

Share consolidations and share capital reorganization

On March 27, 2026, the Company effectuated the 1-for-100 share consolidation of its issued and unissued share capital pursuant to the shareholders’ approval on December 30, 2025. On August 3, 2026, the Company effectuated the 1-for-200 share consolidation of its issued and unissued share capital pursuant to the shareholders’ approval on April 30, 2026. Following these two share consolidations, the Company’s authorized share capital became $35,000 divided into 15,750,000 Class A ordinary shares and 1,750,000 Class B ordinary shares each with par value of $0.002 as of August 3, 2026. Subsequently, pursuant to the shareholders’ approval on September 22, 2026, the Company increased its authorized share capital and effectuated a share capital reorganization reducing the par value of each authorized ordinary share, including all issued and outstanding shares, to US$0.00001. Following the completion of the share capital increase and share capital reorganization, the authorized share capital became US$35,000, comprising 3,150,000,000 Class A ordinary shares and 350,000,000 Class B ordinary shares, each with a par value of US$0.00001. The number of shares and per share data included in the accompanying CFS are presented on a retroactive basis to reflect the 2 share consolidations. (see Notes 14 and 19).

Cash

Cash includes cash on hand and demand deposits in accounts maintained with commercial banks. The Company maintains its bank accounts in Mainland China and Cayman Islands. In accordance with China’s Deposit Insurance Regulation that became effective in May 2015, pursuant to which banking financial institutions, such as commercial banks, established in the PRC are required to purchase deposit insurance for deposits in RMB and in foreign currency placed with them. The insurance limit is RMB 500,000 (approximately US$70,000) for each bank in China.

Restricted cash

Restricted cash consists of guarantee that is not freely available for immediate use. It’s the amount the Company puts aside and holds to ensure project performance. With the progress of the project, the liability under this guarantee is discharged and the restricted cash is converted within three months after the end of the reporting period. The Company presents restricted cash in the consolidated financial statements as a current asset.

Fixed deposits

Fixed deposits are time deposits with banks with a maturity date over one year. Interest earned is recorded as interest income in the statements of (loss) income and comprehensive (loss) income. In May 2023, the Company purchased a three-year fixed deposit of RMB 19 million ($2,654,150) with an annual interest rate of 3.2%. As of June 30, 2026, the Company’s fixed deposits had matured and been fully settled in May 2026, resulting in a nil balance.

Accounts receivable and allowance for expected credit losses

Accounts receivable is presented net of an allowance for expected credit losses. In accordance with FASB ASC 210-10-45, non-current accounts receivable are the amounts the Company does not reasonably expect to be realized during the normal operating cycle of the Company. Considering the payment period in the contract, in accordance with ASC 210-10-45, the operating cycle of the Company is not identifiable. Therefore, the Company uses a one-year period as the basis for the separation of current and non-current accounts receivable.

The Company signs contracts with its customers and provides products according to the sales contract or sales list. The payment clause in the sales contracts generally stipulates that customers will pay 90% to 97% of the total contract price after acceptance, and 3% to 10% after the expiration of the warranty period (that ranges from 1 to 5 years) in accordance with industry practice. For accounting purposes, the Company records an accounts receivable (the “warranty retainage”) for the 3% to 10% outstanding balance upon delivery of the underlying products. The Company recognizes receivables with payment terms of more than one year as agreed in the sales contract as non-current accounts receivable, principally the warranty retainage and other payments according to the contract.

In accordance with ASC 326, Credit Losses, the Company maintains an allowance for expected credit losses and updates its allowance, if warranted, as an offset to its accounts receivable. The estimated credit losses is charged to the allowance and reported as provision for expected credit losses in the consolidated statements of loss/income and comprehensive loss/income. The Company assesses collectability by reviewing receivables on a collective basis where similar characteristics exist, primarily based on the size and nature of specific customers’ receivables (the “CECL model”). In determining the amount of the allowance for expected credit losses, the Company considers not only the input from its CECL model but also the historical collectability based on past due status, the age of the receivable balances, credit quality of the Company’s customers based on ongoing credit evaluations, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Company’s ability to collect from its customers. Known credit losses are written off as incurred.

Notes receivable

Notes receivable are trade accounts receivable from customers where the customers’ banks guaranteed the underlying payment to the Company. The notes receivable is non-interest bearing and generally range from three to six months from the date of issuance. The balance of notes receivable was nil and $29,544 as of June 30, 2026 and 2025, respectively.

Advance to vendors, net

Advance to vendors consists of advance to suppliers and an investment consultant. Advance to suppliers pertain mainly to amounts paid to suppliers for inventories and services that have not been received. Advance to investment consultant refers to amounts paid to a company that are involved in the Company’s investment strategy development and implementation. The Company reviews each advance to its vendors on a periodic basis and makes specific allowance for expected credit losses when there is doubt as to the ability of vendors in delivering their respective contractual obligations or refund the advance. As of June 30, 2026 and 2025, allowance for expected credit losses were related to advance to vendors of $192,074 and $393,469, respectively.

Inventories

Inventories consist of raw materials, work in progress and finished goods, and are stated at the lower of cost or net realizable value. Cost is determined using the weighted average method. The Company periodically evaluates its inventories and will record an allowance for inventories that are either slow-moving, may not be saleable or whose cost exceeds its net realizable value. There was no allowance for inventory as of June 30, 2026 and 2025.

Loans receivable

Loans receivable consists of loans to various third parties at annual interest ranged between 3% and 5%. Each loan receivable is stated at the historical amount, net of allowance for expected credit losses, if any. The Company evaluates the collectability of each loan periodically. Based on an assessment of each borrower’s intent and ability to repay the loan and consideration of the current and future economic conditions, the Company will establish (or adjust) its allowance for expected credit losses at each reporting date. The allowance is recognized in the Company’s consolidated statements of gain/loss as a provision for expect credit loss; any subsequently recovery will be credited against the allowance. The loan receivable will be written off when the Company concludes that it is uncollectible.

Property and equipment, net

Property and equipment (“PP&E”) are carried at cost and are depreciated on the straight-line basis over the estimated useful lives of the underlying assets. Cost of repairs and maintenance is expensed as incurred; major replacements and improvements are capitalized. When assets are retired or disposed of, the cost and accumulated depreciation and amortization are removed from the accounts, and any resulting gains or losses are included in income in the year of disposition. The Company examines the possibility of decreases in the value of its property and equipment, when events or changes in circumstances reflect the fact that their recorded value may not be recoverable.

Direct costs that are related to the construction of property and incurred in connection with bringing the assets to their intended use are capitalized as construction in progress. Construction in progress (“CIP”) as of June 30, 2025 consisted primarily of cost related to office building renovation. Upon completion, CIP is transferred to respective PP&E line item and depreciation of these PP&E line items will commence when the assets are ready for their intended use. As of June 30, 2026, construction in progress consisted primarily of cost related to the construction of the intelligent kitchen manufacturing facility.

Estimated useful lives are as follows:

Category	Estimated useful lives
Buildings and improvement	10-20 years
Computer and office equipment	3-10 years
Machinery and equipment	3-10 years
Vehicles	4-5 years

Intangible assets, net

Intangible assets consist of land use rights purchased from third parties and they are initially recorded at cost and amortized on a straight-line basis over their estimated economic useful lives of 50 years.

Impairment of long-lived assets

The Company reviews long-lived assets, including definite-lived intangible assets and property and equipment, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When such events occur, the Company assesses the recoverability of the asset group based on the undiscounted future cash flows the asset group is expected to generate and recognizes an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset group plus net proceeds expected from disposition of the asset group, if any, is less than the carrying value of the asset group. If the Company identifies an impairment, the Company reduces the carrying amount of the asset group to its estimated fair value (“FV”) based on a discounted cash flow approach or, when available and appropriate, to comparable market values and the impairment loss, if any, is recognized in “Others, net” in the consolidated statements of (loss) income and comprehensive income (loss). The Company uses estimates and judgments in its impairment tests and if different estimates or judgments had been utilized, the timing or the amount of any impairment charges could be different. Asset groups to be disposed of would be reported at the lower of the carrying amount or FV less costs to sell, and no longer depreciated. No impairment of long-lived assets was recognized for the years ended June 30, 2026, 2025 and 2024.

Fair value of financial instruments

FASB ASC 820, “Fair Value Measurement,” requires certain disclosures regarding the fair value of financial instruments. fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 - inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.

●	Level 3 - inputs to the valuation methodology that are unobservable.

Unless otherwise disclosed, the fair value of the Company’s financial instruments including cash, restricted cash, accounts receivable, notes receivable, loans receivable, advance to vendors, inventories, prepaid expenses and other current assets, short-term bank loans, accounts payable, advances from customers, due to related parties, taxes payable, and other payables and other current liabilities approximate their recorded values due to their short-term maturities.

The Company’s non-financial assets, such as property and equipment would be measured at fair value only if they were determined impaired.

Notes payable

Notes payable represents the amount as per bank acceptance bill issued by the Company to settle its payment obligation to its supplier. Notes payable is non-interest bearing and generally range from three to six months from the date of issuance. The balance of notes payable was $704,753 and nil as of June 30, 2026 and 2025, respectively. As of the date of this report, notes payable as of June 30, 2026 have been fully settled.

Advance from customers

Advance from customers is a contract liability and it represents amounts or progress payments received from customers under contracts prior to commencement of the manufacturing process and/or during the assembly of the custom-built kitchen. This contract liability is not tied to the Company’s remaining performance obligations. Upon delivery of the related products/services to the customer, the Company will recognize revenue at the contract price less amount representing its remaining performance obligations, reduce the associated contract liability and invoice the remaining portion of the contract price on performance obligations already satisfied.

Lease

ASC 842 requires lessees to recognize a right-of-use (“ROU”) asset and corresponding lease liability on the Consolidated Balance Sheets for all leases. The Company determines if an arrangement is a lease at inception of the arrangement and if such lease will be classified as an operating lease or a finance lease. As of June 30, 2026, all of the Company’s leases are accounted for as operating leases.

ROU assets are the Company’s right to use an underlying asset for the lease term and lease liabilities are the Company’s obligation to make lease payments arising from the leases. ROU assets and lease liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term. Most leases do not provide an implicit interest rate; therefore, the Company used its incremental borrowing rate based on the information available at the inception date to determine the present value of the lease payments. Lease terms include options to extend the lease when it is reasonably certain that the Company will exercise that option. Lease cost for lease payments is recognized on a straight-line basis over the lease term. All ROU assets are reviewed for impairment annually. There was no impairment of the Company’s ROU assets as of June 30, 2026.

Revenue recognition

In accordance with FASB ASC 606, “Revenue from Contracts with Customers”, the Company recognizes revenue for the transfer of products or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in such exchange. This requires the Company identify contractual performance obligations and determine whether revenue should be recognized at a point in time or over time, based on when control of the product or the benefit of the service transfers to the customer. Under ASC 606, the Company is required to (a) identify the contract with a customer, (b) identify the performance obligations in the contract, (c) determine the transaction price, (d) allocate the transaction price to the performance obligations in the contract and (e) recognize revenue when (or as) the Company satisfies its performance obligations.

The Company generates its revenue from: project sales, that is, contracts signed through bidding or other customer acquisition channels to sell and install kitchen equipment according to the customer’s needs; and retail sales, which refer mainly to purchase individual kitchen equipment from other suppliers and sell it to former or new customers who learned about the Company’s products through other communication channels. Revenues are the consideration the Company is entitled to in exchange for the promised goods or services in the ordinary course of the Company’s activities and is recorded net of value-added tax (“VAT”). In accordance with the criteria of ASC 606, revenue is recognized only up to the portion of the performance obligations that the Company has satisfied when control of the promised goods or services is being transferred to the customer, which generally occurs upon acceptance by the customer. The customer will be invoiced the remaining balance of the contract price once the Company has satisfied its remaining performance obligations. The Company also evaluates whether it is appropriate to record the gross amount of goods and services sold and the related costs. If the Company receives an advance from a customer, such advance is recorded as advances from customers.

Project sales:

The Company signs contracts with customers and provides products according to the sales contract or sales list. The customer issues a product check and acceptance document or a delivery receipt after checking the quantity and quality of the products received and, in most cases, installed. Revenue is recognized when the Company receives confirmation of product acceptance. Revenues are recorded net of value-added tax and discounts.

For certain larger-scale projects, such as those for hotels and hospitals, the Company provides design services including equipment configuration plans, detailed mechanical and electrical graphic designs, kitchen drawings and assisting customers with passing inspections. The design services are normally completed in five days and are inseparable from project sales. The detailed mechanical plans, electrical design and kitchen drawings are specifically detailed for the Company’s customized equipment and installation. These services are interdependent and never transferred to the customer on their own. Customers do not have the option to purchase these services separately due to the customization of each project. Accordingly, these services are not considered separate performance obligations and no revenue is recognized for these services under ASC 606 until the project is complete.

The Company provides on-site installation and maintenance services and according to the contracts, the customers do not have the option to purchase these services separately. The warranty does not provide the customers with a service in addition to the assurance the product complies with agreed-upon contract specifications and is considered an assurance warranty. The after-sales services and the warranty are not considered separate performance obligations and no revenue is associated with these services under ASC 606.

Retail sales:

Retail revenue is generated by the Company when retail sales of products occur without a signed contract on a retail basis. Retail sales usually occur when prior customers need to replace or add individual products. Retail customers usually purchase the products by WeChat or telephone with the salesperson. In addition, there are customers who come directly to the factory to purchase products. The Company identifies the fulfilment of its obligation when transferring the product and issuing the VAT invoice to the customer at which time revenue is recognized. Revenues are recorded net of value-added tax, business taxes and discounts.

Cost of revenues

Cost of revenues consists primarily of the cost of merchandise sold, delivery cost and installation fees, that are directly attributable to the sale of certain designated products.

General and administrative expenses

General and administrative expenses are mainly payroll and related costs for employees involved in general corporate functions, including accounting, finance, tax, legal and human resources, professional fees and other general corporate expenses as well as costs associated with the use by these functions of facilities and equipment, such as depreciation and rent.

Selling expenses

Selling expenses are mainly payroll and commissions for employees involved in the sales and distribution functions, and freight out.

Interest income (expenses), net

Interest expense is interest on short- and long-term borrowings. Interest income is interest from loans receivable.

Other income, net

Other income, net includes primarily income from various incidental business activities that is not accounted for as revenue from contracts with customers under ASC 606. It mainly consists of government subsidies, gains or losses on disposal of non-current assets and other miscellaneous non-operating items. Other income is recognized in the consolidated statements of gain/loss on an accrual basis when earned and presented separately from operating revenue to distinguish core business performance from non-core activities.

Mainland China employee contribution plans

As stipulated by the regulations of the PRC, full-time employees of the Company are entitled to various statutory employee benefits, including medical, maternity, workplace injury, and unemployment insurance and pension benefits through a PRC government-mandated multi-employer defined contribution plan. The Company is required to contribute to the plan based on percentages of employees’ salaries. Total expenses the Company incurred for the plan were $246,488, $212,314 and $208,751 for the years ended June 30, 2026, 2025 and 2024, respectively.

Income taxes

The Company’s subsidiaries in the PRC and Hong Kong are subject to the income tax laws of the PRC and Hong Kong. No taxable income was generated outside the PRC for the years ended June 30, 2026, 2025 and 2024. The Company accounts for income taxes in accordance with FASB ASC 740, Income Taxes. ASC 740 requires an asset and liability approach for financial accounting and reporting for income taxes and allows recognition and measurement of deferred tax assets based upon the likelihood of realization of tax benefits in future years. Under the asset and liability approach, deferred taxes are provided for the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Deferred tax assets are also recognized for carry-forward loses that can be used to offset taxable income in the future. A valuation allowance is provided for net deferred tax assets if it is more likely than not these items will either expire before the Company is able to realize their benefits, or future deductibility is uncertain.

ASC 740-10-25 prescribes a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. It also provides guidance on the recognition of income tax assets and liabilities, classification accounting for interest and penalties associated with tax positions, years open for tax examination, accounting for income taxes in interim periods and income tax disclosures. There were no material uncertain tax positions as of June 30, 2026 and 2025.

Value Added Tax (“VAT”)

The VAT rate for revenue from providing products is 13%. VAT is reported as a reduction of revenue when incurred. Entities that are VAT taxpayers may offset qualified input VAT paid to suppliers against their output VAT liabilities. The net VAT balance between input VAT and output VAT is recorded in taxes payable. The Company records a VAT payable or receivable net of payments in the accompanying consolidated financial statements. All VAT returns filed by the Company’s subsidiaries in the PRC, are subject to examination by the tax authorities for five years from the date of filing.

Loss per share

The Company computes loss per share (“EPS”) in accordance with FASB ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is computed by dividing net loss available to ordinary shareholders of the Company by the weighted average ordinary shares outstanding during the period. Diluted EPS takes into account the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised and converted into ordinary shares. When the Company has a net loss, diluted securities are not included as they would be anti-dilutive. For the years ended June 30, 2026, 2025 and 2024, there were no dilutive securities.

Comprehensive loss

Comprehensive loss consists of two components, net loss and other comprehensive income (loss). Other comprehensive loss refers to revenue, expenses, gains, and losses that under U.S. GAAP are recorded as an element of equity but are excluded from net loss. Other comprehensive income (loss) consists of foreign currency translation adjustments from the Company not using the U.S. dollar as its functional currency.

Foreign currency translation and transactions

The Company’s principal country of operations is the PRC. The financial position and results of its operations are determined using RMB, the local currency, as the functional currency. The Company’s consolidated financial statements are reported using the U.S. dollar (“US$” or “$”). The consolidated statements of loss and cash flows denominated in foreign currency are translated at the average rate of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contributions. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income (loss) included in the consolidated statements of changes in shareholders’ equity. Gains and losses from foreign currency transactions are included in the Company’s Consolidated Statements of Loss and Comprehensive Loss.

The value of the RMB against the US$ fluctuates and is affected by, among other things, changes in the PRC’s political and economic conditions. Any significant revaluation of the RMB may materially affect the Company’s financial condition in terms of US$ reporting. The following table outlines the currency exchange rates that were used in preparing the consolidated financial statements:

	June 30,		For the Years Ended June 30,
	2026	2025	2026	2025	2024
Foreign currency	Balance Sheet	Balance Sheet	Profit/Loss	Profit/Loss	Profit/Loss
RMB:1USD	6.8109	7.1586	7.0034	7.1599	7.1326

Segment reporting

ASC Topic 280, “Segment Reporting,” requires use of the management approach model for segment reporting. The Company identifies operating segments as components of the consolidated operations for which discrete financial information is available and is regularly reviewed by the chief operating decision maker (“CODM”), in making decisions regarding resource allocation and evaluating financial performance. The Company defines the term CODM to be its Chief Executive Officer. The Company determined it operates in one operating and reportable segment. The CODM reviews operating income (loss) presented only on a consolidated basis and uses this information for purposes of allocating resources and evaluating financial performance. There are no reconciling items between segment information and consolidated financial information.

The significant segment expenses and other segment items that are provided to the CODM align with expense information that is included in the Company’s consolidated statements of operations and notes thereto.

The measure of segment assets is reported in the balance sheet as total consolidated assets. The Company’s assets are substantially all located in the PRC and substantially all the Company’s revenues and expenses are derived in the PRC.

Statements of cash flows

In accordance with FASB ASC 230, “Statement of Cash Flows”, cash flows from the Company’s operations are reported based upon the local currencies and then translated at average translation rates for the periods presented. As a result, assets and liabilities changes reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets.

Significant risks

Currency risk

A majority of the Company’s expense transactions are denominated in RMB and a significant portion of the Company and its subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other Company foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

As of June 30, 2026 and 2025, all cash balances held in PRC banks are covered by insurance.

Concentration and credit risk

Currently, all of the Company’s operations are in the PRC. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environment in the PRC, and by the general state of the PRC’s economy. The Company’s operations in the PRC are subject to specific considerations and significant risks not typically associated with companies in North America. The Company’s results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash, accounts receivable, notes receivable, advances to suppliers and amount due from related parties. A portion of the Company’s sales are credit sales which are to customers whose ability to pay is dependent upon industry economics prevailing in these areas; however, concentrations of credit risk with respect to trade accounts receivable is limited since a majority the Company’s customers are state-owned enterprises. The Company also performs ongoing credit evaluations of its customers to help further reduce credit risk. As of June 30, 2026, $5.6 million or 44% of the Company’s accounts receivable were from state-owned enterprises. As of June 30, 2025, $9.3 million or 58% of the Company’s accounts receivable were from state-owned enterprises. As of the date of this report, the Company collected approximately RMB 12.1 million ($1.8 million) of the total gross accounts receivables as of June 30, 2026.

Interest rate risk

Fluctuations in market interest rates may negatively affect the Company’s financial condition and results of operations. The Company is exposed to floating interest rate risk principally on floating rate borrowings, and the risks due to changes in interest rates is not considered material. The Company has not used any derivative financial instruments to manage the Company’s interest risk exposure.

Inflation risk

Inflationary factors, such as increases in the cost of raw materials, personnel and overhead costs, could impair our operating results. Although we do not believe inflation has had a material impact on our financial position or results of operations to date, a high rate of inflation in the future may have an adverse effect on our ability to maintain current levels of gross margin and operating expenses as a percentage of sales revenue if the revenues from our products do not increase with such increased costs. Considering that there is no sign of inflation in China’s current economic environment, this risk should not affect the Company’s operations.

Other uncertainty risks

The Company’s major operations are in the PRC. Accordingly, the political, economic, and legal environment in the PRC, as well as the general state of the PRC’s economy may influence the Company’s business, financial condition, and results of operations.

The Company’s operations in the PRC are subject to considerations and risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic, and legal environment. The Company’s results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, and rates and methods of taxation, among other things. Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws, this may not be indicative of future results.

Related parties

A party is considered related to the Company if it directly or indirectly or through one or more intermediaries, controls, is controlled by, or is under common control with the Company. Related parties also include principal owners of the Company, its management, members of their immediate families and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. A party which can significantly influence the management or operating policies of the transacting parties or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests is also a related party.

Recent accounting pronouncements

In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures, which requires disaggregated information about an entity’s effective tax rate reconciliation and additional discloses on income taxes paid. The new requirements are effective for annual periods beginning after December 15, 2024. The guidance is to be applied prospectively, with an option for retrospective application. The Company adopted this ASU on January 1, 2026. The adoption did not have a material impact on the consolidated financial statements.

In November 2024, the FASB issued ASU 2024-03 on Disaggregation of Income Statement Expenses that enhances disclosure of certain costs and expenses to provide enhanced transparency into the expenses presented in the income statement. The updates are effective for annual periods beginning after December 15, 2026. The Company is evaluating the impact of the related disclosure requirements.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on its consolidated financial statements.